T. ROWE PRICE Institutional Long Duration Credit Fund
February 28, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 78.0%
Banking 10.8%
Banco Santander, 3.80%, 2/23/28  200 221
Bank of America, VR, 4.33%,
3/15/50 (1) 175 208
Citigroup, 4.65%, 7/30/45  150 187
Goldman Sachs Group, 4.75%,
10/21/45  175 225
HSBC Holdings, 7.625%, 5/17/32  65 93
JPMorgan Chase, 5.625%, 8/16/43  105 149
JPMorgan Chase, VR, 3.882%,
7/24/38 (1) 230 264
Lloyds Banking Group, 4.344%, 1/9/48  200 233
M&T Bank, Series F, VR, 5.125% (1)
(2)(3) 160 172
UniCredit , 4.625%, 4/12/27 (4) 200 227
Wells Fargo Bank, 6.60%, 1/15/38  250 363
2,342
Basic Industry 4.1%
Dow Chemical, 4.80%, 5/15/49  90 113
Ecolab, 3.70%, 11/1/46  30 33
Gerdau Trade, 4.875%, 10/24/27 (4) 200 227
International Paper, 4.35%, 8/15/48  130 158
Newmont, 5.45%, 6/9/44  95 128
Nucor, 4.40%, 5/1/48  75 92
Southern Copper, 5.25%, 11/8/42  110 139
890
Capital Goods 4.2%
L3Harris Technologies, 4.854%,
4/27/35  200 252
Martin Marietta Materials, 4.25%,
12/15/47  205 238
Masco, 4.50%, 5/15/47  190 226
Raytheon Technologies, 4.45%,
11/16/38  95 114
Vulcan Materials, 4.50%, 6/15/47  60 71
901
Communications 10.9%
AT&T, 3.30%, 2/1/52  200 181
AT&T, 3.80%, 12/1/57 (4) 363 345
Charter Communications Operating,
3.70%, 4/1/51  110 105
Charter Communications Operating,
5.75%, 4/1/48  225 278
Cox Communications, 2.95%,
10/1/50 (4) 120 112
Crown Castle International, 4.75%,
5/15/47  85 99
Fox, 5.476%, 1/25/39  70 89
Rogers Communications, 3.70%,
11/15/49  125 134
Rogers Communications, 4.35%,
5/1/49 (3) 75 88
Time Warner Cable, 5.875%,
11/15/40 (3) 100 127
Verizon Communications, 2.987%,
10/30/56 (4) 376 340
Par/Shares $ Value
(Amounts in 000s)
Verizon Communications, 4.522%,
9/15/48  110 129
Videotron, 5.125%, 4/15/27 (4) 70 73
Vodafone Group, 4.875%, 6/19/49  120 145
Vodafone Group, 5.00%, 5/30/38  95 117
2,362
Consumer Cyclical 0.1%
McDonald's, 4.20%, 4/1/50  20 23
23
Consumer Non-Cyclical 14.3%
AbbVie, 4.25%, 11/21/49  135 157
AbbVie, 4.50%, 5/14/35  100 120
Altria Group, 5.80%, 2/14/39  160 198
Anheuser-Busch, 4.90%, 2/1/46  200 241
Anheuser-Busch InBev Worldwide,
5.45%, 1/23/39  165 212
Banner Health, 2.913%, 1/1/51  115 112
Becton Dickinson & Company, 4.669%,
6/6/47  110 136
Biogen, 3.15%, 5/1/50  150 142
Centra Health, 4.70%, 1/1/48  190 205
Cigna, 3.875%, 10/15/47  200 218
Cigna, 4.80%, 7/15/46  115 144
CommonSpirit Health, 3.91%, 10/1/50  130 135
CommonSpirit Health, 4.187%,
10/1/49  65 72
CVS Health, 4.125%, 4/1/40  60 68
CVS Health, 5.05%, 3/25/48  245 310
Hackensack Meridian Health, 4.211%,
7/1/48  190 226
Kraft Heinz Foods, 5.00%, 7/15/35  120 146
Tyson Foods, 5.10%, 9/28/48  95 125
West Virginia United Health System
Obligated Group, Series 2018, 4.924%,
6/1/48  95 119
3,086
Electric 9.3%
American Transmission Systems,
5.00%, 9/1/44 (4) 100 121
Appalachian Power, 4.40%, 5/15/44  120 140
Appalachian Power, 6.375%, 4/1/36  165 226
Berkshire Hathaway Energy, 6.125%,
4/1/36  160 223
Dominion Energy, Series F, 5.25%,
8/1/33  95 121
Duke Energy, 3.75%, 9/1/46  130 138
El Paso Electric, 5.00%, 12/1/44  110 124
Kentucky Utilities, 4.375%, 10/1/45  100 120
Louisville Gas & Electric, 4.375%,
10/1/45  100 116
Pennsylvania Electric, 6.15%, 10/1/38  185 228
San Diego Gas & Electric, Series TTT,
4.10%, 6/15/49  55 63
Southern, 4.25%, 7/1/36  230 269
Vistra Operations, 4.30%, 7/15/29 (4) 105 116
2,005
Energy 11.3%
Boardwalk Pipelines, 4.45%, 7/15/27  165 187
Boardwalk Pipelines, 4.95%, 12/15/24  40 45

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
Cimarex Energy, 3.90%, 5/15/27  65 71
Diamondback Energy, 4.75%, 5/31/25  100 112
Enbridge Energy Partners, 7.375%,
10/15/45  50 72
Energy Transfer Operating, 6.50%,
2/1/42  95 113
Eni, Series X-R, 4.75%, 9/12/28 (4) 200 233
Kinder Morgan Energy Partners,
6.95%, 1/15/38  95 127
NGPL PipeCo , 4.875%, 8/15/27 (4) 90 102
Plains All American Pipeline, 4.50%,
12/15/26  30 33
Sabine Pass Liquefaction, 4.20%,
3/15/28  175 196
Sabine Pass Liquefaction, 5.00%,
3/15/27  65 75
Southern Natural Gas, 4.80%,
3/15/47 (4) 225 255
Spectra Energy Partners, 5.95%,
9/25/43  45 57
Suncor Energy, 4.00%, 11/15/47  170 182
Transcanada Trust, VR, 5.30%,
3/15/77 (1) 120 123
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  145 166
Williams, 4.85%, 3/1/48  30 34
Woodside Finance, 3.70%, 9/15/26 (4) 64 70
Woodside Finance, 3.70%, 3/15/28 (4) 170 179
2,432
Finance Companies 2.0%
Air Lease, 3.625%, 12/1/27  190 202
GE Capital International Funding,
4.418%, 11/15/35  200 229
431
Insurance 5.2%
Anthem, 4.375%, 12/1/47  255 304
Fidelity National Financial, 4.50%,
8/15/28  100 115
Liberty Mutual Group, 4.85%,
8/1/44 (4) 200 240
Principal Financial Group, 6.05%,
10/15/36  125 171
Teachers Insurance & Annuity Assn. of
America, 4.90%, 9/15/44 (4) 110 137
UnitedHealth Group, 6.875%, 2/15/38  95 146
1,113
Natural Gas 1.0%
Nisource , 3.95%, 3/30/48  140 154
Sempra Energy, 4.00%, 2/1/48  50 55
209
Real Estate Investment Trusts 2.8%
Alexandria Real Estate Equities, 4.90%,
12/15/30  70 85
Essex Portfolio, 4.50%, 3/15/48  130 153
Life Storage, 4.00%, 6/15/29  80 89
National Retail Properties, 4.80%,
10/15/48  125 150
WP Carey, 3.85%, 7/15/29  115 128
605
Par/Shares $ Value
(Amounts in 000s)
Technology 1.2%
Fiserv, 4.40%, 7/1/49  85 102
Micron Technology, 4.663%, 2/15/30  130 151
253
Transportation 0.8%
Burlington Northern Santa Fe, 5.05%,
3/1/41  75 97
CSX, 4.30%, 3/1/48  70 83
180
Total Corporate Bonds (Cost
$14,868) 16,832
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.7%
Owned No Guarantee 0.6%
Petroleos Mexicanos , 5.50%, 6/27/44  175 142
142
Sovereign 1.1%
State of Qatar, 4.40%, 4/16/50 (4) 200 235
235
Total Foreign Government
Obligations & Municipalities (Cost
$348) 377
MUNICIPAL SECURITIES 12.4%
California 1.7%
Bay Area Toll Auth., Build America,
Series S-3, 6.907%, 10/1/50  125 218
Regents of the Univ. of California
Medical Center, Build America,
Series F, 6.583%, 5/15/49  100 157
375
District of Columbia 0.5%
Dist. of Columbia Water & Sewer Auth.,
Series D, 3.207%, 10/1/48  95 98
98
Florida 2.0%
Florida Dev. Finance, Nova
Southeastern Univ., Series B, 4.109%,
4/1/50  125 130
Miami-Dade County Transit System,
Bulild America, Series B, 5.624%,
7/1/40  200 272
Miami-Dade County Water & Sewer
System, Series C, 3.49%, 10/1/42  25 26
428
Georgia 1.3%
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  197 290
290
Illinois 0.5%
Illinois Municipal Electric Agency, Build
America, 6.832%, 2/1/35  75 100
100

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland 0.7%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 155
155
Massachusetts 0.7%
Massachusetts Bay Transportation
Auth., Build America, 5.869%, 7/1/40  115 157
157
Michigan 1.9%
Detroit City School Dist., Qualified
School Construction Bonds, GO,
6.645%, 5/1/29  300 410
410
Minnesota 0.7%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 160
160
Texas 1.8%
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  105 104
Dallas/Fort Worth Int'l Airport,
Series A, 2.994%, 11/1/38  80 84
Grand Parkway Transportation,
Series B, 3.236%, 10/1/52  50 51
Texas Private Activity Bond Surface
Transportation, North Tarrant Express,
Series B, 3.922%, 12/31/49  125 138
377
Virginia 0.6%
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 129
129
Total Municipal Securities (Cost
$2,390) 2,679
Par/Shares $ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 5.4%
U.S. Treasury Obligations 5.4%
U.S. Treasury Bonds, 1.375%, 8/15/50  250 208
U.S. Treasury Bonds, 1.875%, 2/15/41  130 127
U.S. Treasury Bonds, 1.875%, 2/15/51  170 161
U.S. Treasury Bonds, 3.875%, 8/15/40  505 666
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $1,209) 1,162
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve
Fund, 0.05% (5)(6) 305 305
Total Short-Term Investments (Cost
$305) 305
SECURITIES LENDING COLLATERAL 1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE
STREET BANK AND TRUST COMPANY 1.3%
Short-Term Funds 1.3%
T. Rowe Price Short-Term Fund,
0.10% (5)(6) 28 284
Total Investments in a Pooled Account through
Securities Lending Program with State Street Bank
and Trust Company 284
Total Securities Lending Collateral
(Cost $284) 284
Total Investments in
Securities 100.2%
(Cost $19,404) $ 21,639
Other Assets Less Liabilities (0.2)% (52)
Net Assets 100.0% $ 21,587
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(2) Perpetual security with no stated maturity date.
(3) All or a portion of this security is on loan at February 28, 2021.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,012 and represents
14.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
GO General Obligation
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.6%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.6%
Credit Default Swaps, Protection Sold 0.6%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S35, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/25 1,000 93 59 34
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S35, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/25 2,000 46 46 —
Total Centrally Cleared Credit Default Swaps, Protection Sold 34
Total Centrally Cleared Swaps 34
Net payments (receipts) of variation margin to date (32)
Variation margin receivable (payable) on centrally cleared swaps $ 2

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 8 U.S. Treasury Long Bond contracts 6/21 1,274 $ (13)
Short, 22 U.S. Treasury Notes ten year contracts 6/21 (2,920) 32
Long, 10 Ultra U.S. Treasury Bonds contracts 6/21 1,891 (7)
Long, 1 Ultra U.S. Treasury Notes ten year contracts 6/21 147 (2)
Net payments (receipts) of variation margin to date 30
Variation margin receivable (payable) on open futures contracts $ 40

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.10% — — —++
Totals $ —# $ — $ —+
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
05/31/20
Purchase
Cost
Sales
Cost
Value
02/28/21
T. Rowe Price Government Reserve Fund, 0.05% $ 203  ¤  ¤ $ 305
T. Rowe Price Short-Term Fund, 0.10% 938  ¤  ¤ 284
Total $ 589^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $0 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $589.

T. ROWE PRICE Institutional Long Duration Credit Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Long Duration Credit Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or

T. ROWE PRICE Institutional Long Duration Credit Fund

investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E151-054Q3 02/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 21,050 $ — $ 21,050
Short-Term Investments 305 — — 305
Securities Lending Collateral 284 — — 284
Total Securities 589 21,050 — 21,639
Swaps* — 34 — 34
Futures Contracts* 32 — — 32
Total $ 621 $ 21,084 $ — $ 21,705
Liabilities
Swaps* $ — $ — $ — $ —
Futures Contracts* 22 — — 22
Total $ 22 $ — $ — $ 22
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.